FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-1545

                      Eaton Vance Special Investment Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

          255 State Street, Boston, Massachusetts,              02109
          --------------------------------------------------------------
          (Address of principal executive offices)            (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: N/A

Date of reporting period: July 1, 2003 through June 30, 2004

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Name of Registrant) Eaton Vance Special Investment Trust

By (Signature and Title) /s/Thomas E. Faust Jr., President

Date August 31, 2004

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                     Eaton Vance Balanced Fund, a series of
                      Eaton Vance Special Investment Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

          255 State Street, Boston, Massachusetts,               02109
          --------------------------------------------------------------
          (Address of principal executive offices)            (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Balanced Fund (the "Fund") is a fund of funds that invests exclusively in shares of Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolios (the "Portfolios"), each a fund registered under the Investment Company Act of 1940. During the reporting period, the Fund was not required to vote on any matter regarding the Portfolios.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                   Eaton Vance Greater India Fund, a series of
                      Eaton Vance Special Investment Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

          255 State Street, Boston, Massachusetts,               02109
          --------------------------------------------------------------
          (Address of principal executive offices)            (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Greater India Fund (the "Fund") is a feeder fund that invests exclusively in shares of South Asia Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 918701 and its file number is 811-8340.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                 Eaton Vance Emerging Markets Fund, a series of
                      Eaton Vance Special Investment Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

          255 State Street, Boston, Massachusetts,               02109
          --------------------------------------------------------------
          (Address of principal executive offices)            (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Emerging Markets Fund (the "Fund") is a feeder fund that invests exclusively in shares of Emerging Markets Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 918685 and its file number is 811-8332.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                  Eaton Vance Large-Cap Core Fund, a series of
                      Eaton Vance Special Investment Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

          255 State Street, Boston, Massachusetts,               02109
          --------------------------------------------------------------
          (Address of principal executive offices)            (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Large-Cap Core Fund (the "Fund") is a feeder fund that invests exclusively in shares of Large-Cap Core Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 1175330 and its file number is 811-21121.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                  Eaton Vance Large-Cap Value Fund, a series of
                      Eaton Vance Special Investment Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

          255 State Street, Boston, Massachusetts,              02109
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Large-Cap Value Fund (the "Fund") is a feeder fund that invests exclusively in shares of Large-Cap Value Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 925460 and its file number is 811-8548.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                 Eaton Vance Small-Cap Growth Fund, a series of
                      Eaton Vance Special Investment Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

          255 State Street, Boston, Massachusetts,              02109
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Small-Cap Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Small-Cap Growth Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 1105206 and its file number is 811-09915.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                 Eaton Vance Special Equities Fund, a series of
                      Eaton Vance Special Investment Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

          255 State Street, Boston, Massachusetts,              02109
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Special Equities Fund (the "Fund") is a feeder fund that invests exclusively in shares of Special Equities Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 925764 and its file number is 811-8594.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                     Eaton Vance Utilities Fund, a series of
                      Eaton Vance Special Investment Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

          255 State Street, Boston, Massachusetts,              02109
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Utilities Fund (the "Fund") is a feeder fund that invests exclusively in shares of Utilities Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 912751 and its file number is 811-8014.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                  Eaton Vance Small-Cap Value Fund, a series of
                      Eaton Vance Special Investment Trust
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

          255 State Street, Boston, Massachusetts,              02109
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Small-Cap Value
--------------------------------------------------------------------------------
JAKKS PACIFIC, INC.                         Annual Meeting Date: 09/03/2003
Issuer: 47012E
Symbol: JAKK                                 Vote Deadline Date: 09/03/2003

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
03                Against        For TRANSACT OTHER BUSINESS
--------------------------------------------------------------------------------
POLYMEDICA CORPORATION                      Annual Meeting Date: 09/26/2003
Issuer: 731738
Symbol: PLMD                                 Vote Deadline Date: 09/26/2003

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
RPM INTERNATIONAL INC.                      Annual Meeting Date: 10/10/2003
Issuer: 749685
Symbol: RPM                                  Vote Deadline Date: 10/10/2003

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For ADOPT OMNIBUS STOCK OPTION PLAN
--------------------------------------------------------------------------------
INTERNATIONAL RECTIFIER CORPORATION         Annual Meeting Date: 12/08/2003
Issuer: 460254
Symbol: IRF                                  Vote Deadline Date: 12/08/2003

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For AMEND OMNIBUS STOCK OPTION PLAN
03                Against        For AMEND OMNIBUS STOCK OPTION PLAN
04                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
CABLE DESIGN TECHNOLOGIES CORPORATION       Annual Meeting Date: 12/09/2003
Issuer: 126924
Symbol: CDT                                  Vote Deadline Date: 12/09/2003

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
ROADWAY CORPORATION                        Special Meeting Date: 12/09/2003
Issuer: 769742
Symbol: ROAD                                 Vote Deadline Date: 12/09/2003

Proposal          Vote Cast      MRV Proposal
01                For            For APPROVE MERGER AGREEMENT
02                For            For APPROVE MOTION TO ADJOURN MEETING
--------------------------------------------------------------------------------
INTERNATIONAL RECTIFIER CORPORATION                Meeting Date: 01/26/2004
Issuer: 460254
Symbol: IRF Special                          Vote Deadline Date: 01/26/2004

Proposal          Vote Cast      MRV Proposal
01                Against        For APPROVE AUTHORIZED COMMON STOCK INCREASE
--------------------------------------------------------------------------------
PIEDMONT NATURAL GAS COMPANY, INC.          Annual Meeting Date: 02/27/2004
Issuer: 720186
Symbol: PNY                                  Vote Deadline Date: 02/27/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
CLARCOR INC.                                Annual Meeting Date: 03/22/2004
Issuer: 179895
Symbol: CLC                                  Vote Deadline Date: 03/22/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For ADOPT STOCK PURCHASE PLAN
--------------------------------------------------------------------------------
A.O. SMITH CORPORATION                      Annual Meeting Date: 04/05/2004
Issuer: 831865
Symbol: AOS                                  Vote Deadline Date: 04/05/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
BORGWARNER INC.                             Annual Meeting Date: 04/21/2004
Issuer: 099724
Symbol: BWA                                  Vote Deadline Date: 04/21/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For ADOPT INCENTIVE STOCK OPTION PLAN
03                For            For APPROVE AUTHORIZED COMMON STOCK INCREASE
04                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
OUTBACK STEAKHOUSE, INC.                    Annual Meeting Date: 04/21/2004
Issuer: 689899
Symbol: OSI                                  Vote Deadline Date: 04/21/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
--------------------------------------------------------------------------------
ARKANSAS BEST CORPORATION                   Annual Meeting Date: 04/27/2004
Issuer: 040790
Symbol: ABFS                                 Vote Deadline Date: 04/27/2004

Proposal          Vote Cast      MRV Proposal
I                 For            For ELECTION OF DIRECTORS
II                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
INSITUFORM TECHNOLOGIES, INC.               Annual Meeting Date: 04/28/2004
Issuer: 457667
Symbol: INSU                                 Vote Deadline Date: 04/28/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
--------------------------------------------------------------------------------
OWENS & MINOR, INC.                         Annual Meeting Date: 04/29/2004
Issuer: 690732
Symbol: OMI                                  Vote Deadline Date: 04/29/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
TELEFLEX INCORPORATED                       Annual Meeting Date: 04/30/2004
Issuer: 879369
Symbol: TFX                                  Vote Deadline Date: 04/30/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
PROTECTIVE LIFE CORPORATION                 Annual Meeting Date: 05/03/2004
Issuer: 743674
Symbol: PL                                   Vote Deadline Date: 05/03/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For ADOPT NON-EMPLOYEE DIRECTOR PLAN
03                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
LAFARGE NORTH AMERICA INC.                  Annual Meeting Date: 05/04/2004
Issuer: 505862
Symbol: LAF                                  Vote Deadline Date: 04/30/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
--------------------------------------------------------------------------------
WEST PHARMACEUTICAL SERVICES, INC.          Annual Meeting Date: 05/04/2004
Issuer: 955306
Symbol: WST                                  Vote Deadline Date: 05/04/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                Against        For ADOPT OMNIBUS STOCK OPTION PLAN
03                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
APTARGROUP, INC.                            Annual Meeting Date: 05/05/2004
Issuer: 038336
Symbol: ATR                                  Vote Deadline Date: 05/05/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For ADOPT OMNIBUS STOCK OPTION PLAN
03                For            For ADOPT DIRECTOR STOCK OPTION PLAN
--------------------------------------------------------------------------------
SCOTTISH RE GROUP LIMITED                   Annual Meeting Date: 05/05/2004
Issuer: G7885T
Symbol: SCT                                  Vote Deadline Date: 05/05/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For ADOPT OMNIBUS STOCK OPTION PLAN
03                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
SPINNAKER EXPLORATION COMPANY               Annual Meeting Date: 05/05/2004
Issuer: 84855W
Symbol: SKE                                  Vote Deadline Date: 05/05/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
CHURCH & DWIGHT CO., INC.                   Annual Meeting Date: 05/06/2004
Issuer: 171340
Symbol: CHD                                  Vote Deadline Date: 05/06/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
LIBBEY INC.                                 Annual Meeting Date: 05/06/2004
Issuer: 529898
Symbol: LBY                                  Vote Deadline Date: 05/06/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For AMEND OMNIBUS STOCK OPTION PLAN
--------------------------------------------------------------------------------
NEWFIELD EXPLORATION COMPANY                Annual Meeting Date: 05/06/2004
Issuer: 651290
Symbol: NFX                                  Vote Deadline Date: 05/06/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For ADOPT OMNIBUS STOCK OPTION PLAN
03                For            For APPROVE AUTHORIZED COMMON STOCK INCREASE
04                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
RC2 CORPORATION                             Annual Meeting Date: 05/07/2004
Issuer: 749388
Symbol: RCRC                                 Vote Deadline Date: 05/07/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
DENTSPLY INTERNATIONAL INC.                 Annual Meeting Date: 05/10/2004
Issuer: 249030
Symbol: XRAY                                 Vote Deadline Date: 05/10/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
SUPERIOR INDUSTRIES INTERNATIONAL, I        Annual Meeting Date: 05/10/2004

Issuer: 868168
Symbol: SUP                                  Vote Deadline Date: 05/10/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For ADOPT/AMEND EXECUTIVE INCENTIVE BONUS PLAN
--------------------------------------------------------------------------------
APPLEBEE'S INTERNATIONAL, INC.              Annual Meeting Date: 05/13/2004
Issuer: 037899
Symbol: APPB                                 Vote Deadline Date: 05/13/2004

Proposal          Vote Cast      MRV Proposal
I                 For            For ELECTION OF DIRECTORS
II                For            For ADOPT INCENTIVE STOCK OPTION PLAN
III               For            For ADOPT STOCK PURCHASE PLAN
IV                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
V                 Against        Against S/H PROPOSAL - ALLOW SHAREHOLDERS TO
SELECT AUDITORS
--------------------------------------------------------------------------------
CONMED CORPORATION                          Annual Meeting Date: 05/18/2004
Issuer: 207410
Symbol: CNMD                                 Vote Deadline Date: 05/18/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
03                For            For AMEND LONG TERM INCENTIVE PLAN
--------------------------------------------------------------------------------
GEORGIA GULF CORPORATION                    Annual Meeting Date: 05/18/2004
Issuer: 373200
Symbol: GGC                                  Vote Deadline Date: 05/18/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
03                For            For INCENTIVE STOCK OPTIONS
04                For            For STOCK BONUS PLAN
--------------------------------------------------------------------------------
QUESTAR CORPORATION                         Annual Meeting Date: 05/18/2004
Issuer: 748356
Symbol: STR                                  Vote Deadline Date: 05/18/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For ADOPT INCENTIVE STOCK OPTION PLAN
--------------------------------------------------------------------------------
XTO ENERGY INC.                             Annual Meeting Date: 05/18/2004
Issuer: 98385X
Symbol: XTO                                  Vote Deadline Date: 05/18/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For APPROVE AUTHORIZED COMMON STOCK INCREASE
--------------------------------------------------------------------------------
TECHNITROL, INC.                            Annual Meeting Date: 05/19/2004
Issuer: 878555
Symbol: TNL                                  Vote Deadline Date: 05/19/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
--------------------------------------------------------------------------------
BJ'S WHOLESALE CLUB, INC.                   Annual Meeting Date: 05/20/2004
Issuer: 05548J
Symbol: BJ                                   Vote Deadline Date: 05/20/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For AMEND OMNIBUS STOCK OPTION PLAN
03                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
MACK-CALI REALTY CORPORATION                Annual Meeting Date: 05/20/2004
Issuer: 554489
Symbol: CLI                                  Vote Deadline Date: 05/20/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
03                For            For INCENTIVE STOCK OPTIONS
04                Against        Against S/H PROPOSAL - CORPORATE GOVERNANCE
--------------------------------------------------------------------------------
YELLOW ROADWAY CORPORATION                  Annual Meeting Date: 05/20/2004
Issuer: 985577
Symbol: YELL                                 Vote Deadline Date: 05/20/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For ADOPT OMNIBUS STOCK OPTION PLAN
03                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
GRANITE CONSTRUCTION INCORPORATED           Annual Meeting Date: 05/24/2004
Issuer: 387328
Symbol: GVA                                  Vote Deadline Date: 05/24/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                Against        For INCENTIVE STOCK OPTIONS
03                Against        Against S/H PROPOSAL - CORPORATE GOVERNANCE
04                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
MIM CORPORATION                             Annual Meeting Date: 05/25/2004
Issuer: 553044
Symbol: MIMS                                 Vote Deadline Date: 05/25/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
SHOPKO STORES, INC. SKO                     Annual Meeting Date: 05/26/2004
Issuer: 824911
Symbol: SKO                                  Vote Deadline Date: 05/26/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                For            For ADOPT INCENTIVE STOCK OPTION PLAN

03                For            For RATIFY APPOINTMENT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
CLAIRE'S STORES, INC.                       Annual Meeting Date: 06/23/2004
Issuer: 179584
Symbol: CLE                                  Vote Deadline Date: 06/23/2004

Proposal          Vote Cast      MRV Proposal
01                For            For ELECTION OF DIRECTORS
02                Against        Against S/H PROPOSAL - NORTHERN IRELAND
--------------------------------------------------------------------------------

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

          Eaton Vance Institutional Short Term Income Fund, a series of
                      Eaton Vance Special Investment Trust
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          255 State Street, Boston, Massachusetts,              02109
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2003 through June 30, 2004

The Fund did not hold securities which required the Fund to vote any proxies during the reporting period.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

         Eaton Vance Institutional Short Term Treasury Fund, a series of
                      Eaton Vance Special Investment Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          255 State Street, Boston, Massachusetts,              02109
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
                 ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: December 31st

Date of reporting period: July 1, 2003 through June 30, 2004

The Fund did not hold securities which required the Fund to vote any proxies during the reporting period.